Restricted Cash (Components Of Restricted Cash) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Restricted Cash [Abstract]
Restricted cash	$ 717,388	$ 272,787